ACQUISITIONS AND DISPOSITIONS - Disposition of royalty portfolio (Details) - USD ($) $ in Millions		12 Months Ended
	Dec. 19, 2019	Dec. 31, 2020	Dec. 31, 2019
Acquisitions and Dispositions
Gain (loss) on disposals		$ 1.2	$ 70.4
Maverix
Acquisitions and Dispositions
Consideration	$ 73.9
Cash from disposition	$ 25.0
Equity instruments (shares)	11.2
Percentage of equity interest aquired	9.40%
Gain (loss) on disposals	$ 72.7